Cover	Oct. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	001-43452
Entity Registrant Name	NorthStrive Acquisition Corp I
Entity Central Index Key	0002133719
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	520 Newport Center Drive
Entity Address, Address Line Two	Suite 470
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	888
Local Phone Number	445-4886
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, one Warrant to acquire one Class A Ordinary share and one Right to acquire 1/4 of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, one Warrant to acquire one Class A Ordinary share and one Right to
Trading Symbol	NSAIU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the Units
Title of 12(b) Security	Class A ordinary shares included as part of the Units
Trading Symbol	NSAI
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	NSAIR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	NSAIW
Security Exchange Name	NASDAQ